GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 100.3%
Aerospace & Defense – 2.7%
343	Boeing Co. (The)	$ 125,600
585	Northrop Grumman Corp.	205,785

		331,385

Banks – 4.8%
1,691	First Republic Bank	185,841
1,851	JPMorgan Chase & Co.	243,888
2,827	Wells Fargo & Co.	153,958

		583,687

Beverages – 1.8%
4,078	Coca-Cola Co. (The)	217,765

Capital Markets – 1.9%
2,096	Northern Trust Corp.	224,775

Chemicals – 2.5%
573	Ecolab, Inc.	106,962
324	Sherwin-Williams Co. (The)	188,934

		295,896

Communications Equipment – 1.9%
5,034	Cisco Systems, Inc.	228,091

Consumer Finance – 2.6%
2,591	American Express Co.	311,231

Diversified Telecommunication Services – 3.0%
3,599	AT&T, Inc.	134,531
3,806	Verizon Communications, Inc.	229,273

		363,804

Entertainment – 1.4%
1,125	Walt Disney Co. (The)	170,528

Equity Real Estate Investment Trusts (REITs) – 2.3%
1,299	American Tower Corp. REIT	278,025

Food & Staples Retailing – 3.3%
3,341	Walmart, Inc.	397,880

Shares	Description	Value

Common Stocks – (continued)
Food Products – 0.9%
2,165	Mondelez International, Inc., Class A	$ 113,749

Health Care Equipment & Supplies – 7.6%
6,919	Boston Scientific Corp.*	299,247
2,788	Danaher Corp.	406,992
1,848	Medtronic PLC	205,849

		912,088

Health Care Providers & Services – 5.4%
2,669	CVS Health Corp.	200,895
722	Humana, Inc.	246,368
710	UnitedHealth Group, Inc.	198,708

		645,971

Hotels, Restaurants & Leisure – 2.5%
1,567	McDonald’s Corp.	304,750

Household Products – 3.3%
1,717	Colgate-Palmolive Co.	116,447
2,276	Procter & Gamble Co. (The)	277,808

		394,255

Industrial Conglomerates – 3.3%
2,246	Honeywell International, Inc.	401,023

Interactive Media & Services – 6.9%
246	Alphabet, Inc., Class A*	320,806
161	Alphabet, Inc., Class C*	210,099
1,511	Facebook, Inc., Class A*	304,678

		835,583

Internet & Direct Marketing Retail – 2.5%
167	Amazon.com, Inc.*	300,734

IT Services – 4.3%
859	Mastercard, Inc., Class A	251,026
1,471	Visa, Inc., Class A	271,414

		522,440

Media – 1.4%
3,809	Comcast Corp., Class A	168,167

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.4%
1,856	Chevron Corp.	$ 217,393
2,446	EOG Resources, Inc.	173,422
2,033	Exxon Mobil Corp.	138,508

		529,323

Pharmaceuticals – 7.5%
6,561	AstraZeneca PLC ADR (United Kingdom)	318,077
2,591	Eli Lilly & Co.	304,054
2,036	Johnson & Johnson	279,930

		902,061

Road & Rail – 3.2%
2,196	Union Pacific Corp.	386,474

Semiconductors & Semiconductor Equipment – 3.4%
3,419	Texas Instruments, Inc.	410,998

Software – 5.6%
4,455	Microsoft Corp.	674,398

Specialty Retail – 3.3%
3,454	Ross Stores, Inc.	401,182

Technology Hardware, Storage & Peripherals – 3.9%
1,750	Apple, Inc.	467,687

Textiles, Apparel & Luxury Goods – 2.7%
3,517	NIKE, Inc., Class B	328,804

TOTAL INVESTMENTS – 100.3% (Cost $9,650,170)		$12,102,754

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(33,237)

NET ASSETS – 100.0%		$12,069,517

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 2.2%
26,250	Boeing Co. (The)	$ 9,612,225
8,040	HEICO Corp.	1,044,316
17,861	L3Harris Technologies, Inc.	3,591,668
17,287	Northrop Grumman Corp.	6,081,048

		20,329,257

Auto Components – 0.2%
14,869	Aptiv PLC	1,395,902

Banks – 4.9%
281,628	Bank of America Corp.	9,383,845
52,572	Citigroup, Inc.	3,949,209
29,674	First Republic Bank	3,261,172
137,164	JPMorgan Chase & Co.	18,072,729
35,040	M&T Bank Corp.	5,772,490
100,412	Wells Fargo & Co.	5,468,437

		45,907,882

Beverages – 1.4%
161,301	Coca-Cola Co. (The)	8,613,473
38,589	Coca-Cola European Partners PLC (United Kingdom)	1,947,201
14,385	Constellation Brands, Inc., Class A	2,676,473

		13,237,147

Biotechnology – 1.5%
43,747	AbbVie, Inc.	3,837,924
4,359	Agios Pharmaceuticals, Inc.*	169,565
7,023	Alexion Pharmaceuticals, Inc.*	800,201
14,113	Amgen, Inc.	3,312,603
17,202	Exelixis, Inc.*	286,069
5,089	Incyte Corp.*	479,180
6,024	Neurocrine Biosciences, Inc.*	702,459
8,404	Sarepta Therapeutics, Inc.*	945,366
13,894	Vertex Pharmaceuticals, Inc.*	3,080,995

		13,614,362

Capital Markets – 2.5%
4,848	BlackRock, Inc.	2,399,324
20,002	CME Group, Inc.	4,055,006
40,185	Intercontinental Exchange, Inc.	3,784,221
92,044	Morgan Stanley	4,554,337
35,897	Northern Trust Corp.	3,849,594

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
20,614	Raymond James Financial, Inc.	$ 1,851,550
6,360	S&P Global, Inc.	1,683,174
23,562	TD Ameritrade Holding Corp.	1,221,218

		23,398,424

Chemicals – 2.3%
116,732	DuPont de Nemours, Inc.	7,565,401
20,910	Ecolab, Inc.	3,903,270
38,439	Linde PLC (United Kingdom)	7,926,506
2,610	Sherwin-Williams Co. (The)	1,521,969

		20,917,146

Commercial Services & Supplies – 0.4%
8,437	Cintas Corp.	2,168,815
15,935	Waste Connections, Inc.	1,442,914

		3,611,729

Communications Equipment – 0.8%
167,707	Cisco Systems, Inc.	7,598,804

Construction Materials – 0.8%
28,343	Martin Marietta Materials, Inc.	7,607,261

Consumer Finance – 1.1%
87,652	American Express Co.	10,528,758

Containers & Packaging – 0.5%
71,042	Ball Corp.	4,693,035

Diversified Consumer Services – 0.3%
19,204	Bright Horizons Family Solutions, Inc.*	2,890,586

Diversified Financial Services – 1.8%
76,905	Berkshire Hathaway, Inc., Class B*	16,942,172

Diversified Telecommunication Services – 0.9%
133,669	Verizon Communications, Inc.	8,052,221

Electric Utilities – 1.4%
36,104	NextEra Energy, Inc.	8,441,837
74,648	Xcel Energy, Inc.	4,590,106

		13,031,943

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.2%
14,239	Amphenol Corp., Class A	$ 1,480,856

Energy Equipment & Services – 0.5%
105,368	Baker Hughes Co.	2,362,351
108,986	TechnipFMC PLC (United Kingdom)	2,053,296

		4,415,647

Entertainment – 2.3%
42,696	Activision Blizzard, Inc.	2,341,022
13,848	Electronic Arts, Inc.*	1,398,786
20,604	Netflix, Inc.*	6,483,254
54,927	Walt Disney Co. (The)	8,325,835
50,401	World Wrestling Entertainment, Inc., Class A	3,125,870

		21,674,767

Equity Real Estate Investment Trusts (REITs) – 3.9%
25,829	Alexandria Real Estate Equities, Inc. REIT	4,197,729
21,712	American Tower Corp. REIT	4,647,019
43,258	CyrusOne, Inc. REIT	2,694,973
3,175	Equinix, Inc. REIT	1,799,749
36,487	Equity LifeStyle Properties, Inc. REIT	2,702,957
7,272	Essex Property Trust, Inc. REIT	2,270,173
20,500	Extra Space Storage, Inc. REIT	2,174,025
105,327	Hudson Pacific Properties, Inc. REIT	3,770,707
78,589	Invitation Homes, Inc. REIT	2,399,322
32,445	Prologis, Inc. REIT	2,970,340
27,538	Simon Property Group, Inc. REIT	4,164,021
35,728	Ventas, Inc. REIT	2,083,300

		35,874,315

Food & Staples Retailing – 1.5%
77,229	US Foods Holding Corp.*	3,071,397
89,657	Walmart, Inc.	10,677,252

		13,748,649

Food Products – 1.0%
50,097	Conagra Brands, Inc.	1,446,300
48,554	Lamb Weston Holdings, Inc.	4,077,565

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
77,735	Mondelez International, Inc., Class A	$ 4,084,197

		9,608,062

Health Care Equipment & Supplies – 5.3%
261,602	Boston Scientific Corp.*	11,314,287
9,510	Cooper Cos., Inc. (The)	2,977,486
36,602	Danaher Corp.	5,343,160
16,768	Edwards Lifesciences Corp.*	4,107,154
15,886	Intuitive Surgical, Inc.*	9,418,809
13,406	Teleflex, Inc.	4,736,876
24,069	West Pharmaceutical Services, Inc.	3,538,865
54,750	Zimmer Biomet Holdings, Inc.	7,954,080

		49,390,717

Health Care Providers & Services – 2.6%
3,040	Anthem, Inc.	877,526
73,102	CVS Health Corp.	5,502,388
18,709	Guardant Health, Inc.*	1,453,128
19,049	Humana, Inc.	6,500,090
9,876	Laboratory Corp. of America Holdings*	1,701,536
29,696	UnitedHealth Group, Inc.	8,311,020

		24,345,688

Health Care Technology – 0.1%
76,979	Change Healthcare, Inc.*	1,029,979

Hotels, Restaurants & Leisure – 2.4%
17,093	Choice Hotels International, Inc.	1,662,294
32,837	Las Vegas Sands Corp.	2,060,522
46,187	McDonald’s Corp.	8,982,448
45,174	MGM Resorts International	1,443,309
14,619	Restaurant Brands International, Inc. (Canada)	959,445
40,800	Royal Caribbean Cruises Ltd.	4,896,816
18,683	Wynn Resorts Ltd.	2,257,841

		22,262,675

Household Durables – 0.2%
38,067	D.R. Horton, Inc.	2,107,008

Household Products – 1.4%
103,640	Procter & Gamble Co. (The)	12,650,298

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 1.5%
473,721	General Electric Co.	$ 5,338,835
42,529	Honeywell International, Inc.	7,593,553
2,721	Roper Technologies, Inc.	980,567

		13,912,955

Insurance – 2.2%
16,449	Allstate Corp. (The)	1,831,596
18,288	American International Group, Inc.	963,046
29,941	Chubb Ltd.	4,535,463
24,082	Globe Life, Inc.	2,474,666
2,418	Markel Corp.*	2,745,760
23,918	Reinsurance Group of America, Inc.	3,957,472
19,593	Willis Towers Watson PLC	3,848,849

		20,356,852

Interactive Media & Services – 4.7%
10,925	Alphabet, Inc., Class A*	14,247,183
10,274	Alphabet, Inc., Class C*	13,407,159
80,118	Facebook, Inc., Class A*	16,154,994

		43,809,336

Internet & Direct Marketing Retail – 2.5%
12,888	Amazon.com, Inc.*	23,208,710

IT Services – 6.4%
35,274	Accenture PLC, Class A	7,095,718
12,627	Automatic Data Processing, Inc.	2,156,439
27,447	Black Knight, Inc.*	1,729,435
15,336	Booz Allen Hamilton Holding Corp.	1,115,847
29,352	Cognizant Technology Solutions Corp., Class A	1,881,757
65,337	Fidelity National Information Services, Inc.	9,026,307
45,619	Fiserv, Inc.*	5,302,753
5,802	International Business Machines Corp.	780,079
25,771	Mastercard, Inc., Class A	7,531,059
81,298	PayPal Holdings, Inc.*	8,780,997
78,331	Visa, Inc., Class A	14,452,853

		59,853,244

Life Sciences Tools & Services – 1.5%
76,509	Adaptive Biotechnologies Corp.*(a)	2,080,280
50,369	Agilent Technologies, Inc.	4,068,304

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
16,724	Illumina, Inc.*	$ 5,364,390
3,562	Mettler-Toledo International, Inc.*	2,562,538

		14,075,512

Machinery – 2.4%
25,572	Deere & Co.	4,297,375
45,180	Fortive Corp.	3,260,641
20,765	Ingersoll-Rand PLC	2,722,499
82,567	ITT, Inc.	5,761,525
40,058	Stanley Black & Decker, Inc.	6,318,749

		22,360,789

Media – 1.3%
233,002	Comcast Corp., Class A	10,287,038
37,048	Liberty Media Corp.-Liberty SiriusXM, Class A*	1,804,238

		12,091,276

Metals & Mining – 0.1%
88,018	Freeport-McMoRan, Inc.	1,001,645

Multiline Retail – 0.5%
21,235	Dollar General Corp.	3,341,540
14,487	Dollar Tree, Inc.*	1,324,981

		4,666,521

Multi-Utilities – 1.2%
72,876	Ameren Corp.	5,416,873
92,530	CMS Energy Corp.	5,672,089

		11,088,962

Oil, Gas & Consumable Fuels – 3.3%
151,426	Cheniere Energy, Inc.*	9,167,330
101,124	Chevron Corp.	11,844,654
36,198	Diamondback Energy, Inc.	2,799,553
40,582	EOG Resources, Inc.	2,877,264
42,699	Marathon Petroleum Corp.	2,589,267
54,409	Viper Energy Partners LP	1,290,582

		30,568,650

Personal Products – 0.5%
103,752	BellRing Brands, Inc., Class A*	2,078,152

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – (continued)
13,291	Estee Lauder Cos., Inc. (The), Class A	$ 2,597,992

		4,676,144

Pharmaceuticals – 3.3%
199,092	AstraZeneca PLC ADR (United Kingdom)	9,651,980
43,630	Bristol-Myers Squibb Co.	2,484,292
97,608	Elanco Animal Health, Inc.*	2,704,718
62,488	Eli Lilly & Co.	7,332,967
38,113	Johnson & Johnson	5,240,156
23,057	Zoetis, Inc.	2,778,830

		30,192,943

Professional Services – 0.2%
9,088	Verisk Analytics, Inc.	1,340,298

Road & Rail – 1.9%
26,719	Norfolk Southern Corp.	5,170,126
17,647	Old Dominion Freight Line, Inc.	3,380,989
52,850	Union Pacific Corp.	9,301,072

		17,852,187

Semiconductors & Semiconductor Equipment – 3.5%
20,448	Advanced Micro Devices, Inc.*	800,539
29,344	Analog Devices, Inc.	3,314,405
48,297	Intel Corp.	2,803,641
227,490	Marvell Technology Group Ltd.	5,998,911
60,596	Micron Technology, Inc.*	2,878,916
29,510	NVIDIA Corp.	6,395,997
19,151	NXP Semiconductors NV (Netherlands)	2,213,473
66,242	Texas Instruments, Inc.	7,962,951

		32,368,833

Software – 7.7%
25,567	Adobe, Inc.*	7,913,754
14,248	Atlassian Corp. PLC, Class A*	1,811,063
10,013	Ceridian HCM Holding, Inc.*	604,385
14,052	Citrix Systems, Inc.	1,585,206
5,721	HubSpot, Inc.*	863,871
13,860	Intuit, Inc.	3,588,215
260,619	Microsoft Corp.	39,452,504
5,328	Paycom Software, Inc.*	1,474,844

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
27,930	salesforce.com, Inc.*	$ 4,549,518
8,453	ServiceNow, Inc.*	2,392,537
117,355	Slack Technologies, Inc., Class A *(a)	2,678,041
23,614	Splunk, Inc.*	3,523,681
6,449	Workday, Inc., Class A*	1,155,145

		71,592,764

Specialty Retail – 2.3%
11,626	Burlington Stores, Inc.*	2,615,850
35,423	Home Depot, Inc. (The)	7,811,126
11,002	O’Reilly Automotive, Inc.*	4,865,964
38,584	Ross Stores, Inc.	4,481,532
7,520	Ulta Beauty, Inc.*	1,758,627

		21,533,099

Technology Hardware, Storage & Peripherals – 4.0%
139,590	Apple, Inc.	37,305,428

Textiles, Apparel & Luxury Goods – 1.3%
43,035	Capri Holdings Ltd.*	1,598,320
62,046	NIKE, Inc., Class B	5,800,681
49,821	PVH Corp.	4,830,644

		12,229,645

Tobacco – 0.8%
17,275	Altria Group, Inc.	858,568
74,938	Philip Morris International, Inc.	6,214,608

		7,073,176

Water Utilities – 0.5%
37,615	American Water Works Co., Inc.	4,552,543

Wireless Telecommunication Services – 0.2%
26,968	T-Mobile US, Inc.*	2,118,336

TOTAL COMMON STOCKS (Cost $639,332,375)		$912,175,138

Units	Description	Value

Right – 0.0%
Pharmaceuticals – 0.0%
43,630	Bristol-Myers Squibb Co. CVR*
(Cost $100,349)		$ 93,805

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,105,230	1.613%	$ 4,105,230
(Cost $4,105,230)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $643,537,954)		$916,374,173

Securities Lending Reinvestment Vehicle – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,209,587	1.613%	$ 4,209,587
(Cost $4,209,587)

TOTAL INVESTMENTS – 99.1% (Cost $647,747,541)		$920,583,760

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		8,331,984

NET ASSETS – 100.0%		$928,915,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVR	— Contingent Value Right
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 2.2%
10,006	Northrop Grumman Corp.	$ 3,519,811

Auto Components – 0.9%
15,779	Aptiv PLC	1,481,332

Beverages – 1.6%
42,813	Monster Beverage Corp.*	2,561,074

Biotechnology – 2.5%
22,994	BioMarin Pharmaceutical, Inc.*	1,855,846
18,348	Sarepta Therapeutics, Inc.*	2,063,966

		3,919,812

Capital Markets – 2.5%
40,992	Intercontinental Exchange, Inc.	3,860,217

Chemicals – 2.8%
29,148	DuPont de Nemours, Inc.	1,889,082
13,668	Ecolab, Inc.	2,551,405

		4,440,487

Communications Equipment – 2.4%
81,938	Cisco Systems, Inc.	3,712,611

Entertainment – 1.6%
25,582	Electronic Arts, Inc.*	2,584,038

Equity Real Estate Investment Trusts (REITs) – 3.3%
11,961	American Tower Corp. REIT	2,560,013
4,773	Equinix, Inc. REIT	2,705,575

		5,265,588

Food & Staples Retailing – 2.3%
30,540	Walmart, Inc.	3,637,009

Food Products – 1.8%
16,416	McCormick & Co., Inc.	2,778,408

Health Care Equipment & Supplies – 6.0%
85,666	Boston Scientific Corp.*	3,705,054
16,320	Danaher Corp.	2,382,394
5,629	Intuitive Surgical, Inc.*	3,337,434

		9,424,882

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.5%
11,632	Humana, Inc.	$ 3,969,187

Hotels, Restaurants & Leisure – 1.8%
36,207	Dunkin’ Brands Group, Inc.	2,771,646

Industrial Conglomerates – 2.6%
23,341	Honeywell International, Inc.	4,167,536

Interactive Media & Services – 10.9%
5,512	Alphabet, Inc., Class A*	7,188,144
2,298	Alphabet, Inc., Class C*	2,998,798
34,782	Facebook, Inc., Class A*	7,013,443

		17,200,385

Internet & Direct Marketing Retail – 3.7%
3,190	Amazon.com, Inc.*	5,744,552

IT Services – 7.4%
25,921	Fidelity National Information Services, Inc.	3,580,986
43,339	Visa, Inc., Class A	7,996,479

		11,577,465

Life Sciences Tools & Services – 2.0%
9,642	Illumina, Inc.*	3,092,768

Machinery – 1.3%
11,786	Deere & Co.	1,980,637

Oil, Gas & Consumable Fuels – 1.2%
31,284	Cheniere Energy, Inc.*	1,893,933

Pharmaceuticals – 2.9%
95,016	AstraZeneca PLC ADR (United Kingdom)	4,606,376

Road & Rail – 2.7%
59,296	CSX Corp.	4,242,036

Semiconductors & Semiconductor Equipment – 5.9%
20,837	NVIDIA Corp.	4,516,211
41,088	NXP Semiconductors NV (Netherlands)	4,748,951

		9,265,162

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 13.9%
15,171	Adobe, Inc.*	$ 4,695,879
10,312	Intuit, Inc.	2,669,674
76,350	Microsoft Corp.	11,557,863
16,700	Workday, Inc., Class A*	2,991,304

		21,914,720

Technology Hardware, Storage & Peripherals – 5.9%
34,866	Apple, Inc.	9,317,938

Textiles, Apparel & Luxury Goods – 4.6%
45,832	NIKE, Inc., Class B	4,284,833
30,405	PVH Corp.	2,948,069

		7,232,902

TOTAL COMMON STOCKS (Cost $96,052,693)		$156,162,512

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
923,170	1.613%	$ 923,170
(Cost $923,170)

TOTAL INVESTMENTS – 99.8% (Cost $96,975,863)		$157,085,682

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		387,996

NET ASSETS – 100.0%		$157,473,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Aerospace & Defense – 2.5%
638	Boeing Co. (The)	$ 233,623
620	L3Harris Technologies, Inc.	124,676
391	Northrop Grumman Corp.	137,542

		495,841

Auto Components – 0.6%
1,166	Aptiv PLC	109,464

Banks – 6.9%
6,441	Bank of America Corp.	214,614
2,805	Citigroup, Inc.	210,712
917	First Republic Bank	100,778
3,124	JPMorgan Chase & Co.	411,618
656	M&T Bank Corp.	108,069
2,308	Synovus Financial Corp.	87,912
4,711	Wells Fargo & Co.	256,561

		1,390,264

Beverages – 1.4%
1,202	Coca-Cola Co. (The)	64,187
1,627	Coca-Cola European Partners PLC (United Kingdom)	82,098
1,763	Monster Beverage Corp.*	105,463
269	PepsiCo, Inc.	36,538

		288,286

Biotechnology – 1.7%
1,154	AbbVie, Inc.	101,240
478	Amgen, Inc.	112,196
1,536	BioMarin Pharmaceutical, Inc.*	123,971

		337,407

Capital Markets – 2.1%
756	Cboe Global Markets, Inc.	89,888
1,305	Intercontinental Exchange, Inc.	122,892
986	Northern Trust Corp.	105,739
899	T. Rowe Price Group, Inc.	111,080

		429,599

Chemicals – 2.0%
531	Celanese Corp.	66,678
1,302	DuPont de Nemours, Inc.	84,383
585	Ecolab, Inc.	109,202

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
688	Linde PLC (United Kingdom)	$ 141,872

		402,135

Communications Equipment – 1.1%
5,055	Cisco Systems, Inc.	229,042

Consumer Finance – 0.8%
1,301	American Express Co.	156,276

Containers & Packaging – 0.8%
1,283	Ball Corp.	84,755
591	Packaging Corp. of America	66,133

		150,888

Diversified Consumer Services – 0.4%
539	Bright Horizons Family Solutions, Inc.*	81,130

Diversified Financial Services – 1.1%
1,035	Berkshire Hathaway, Inc., Class B*	228,010

Diversified Telecommunication Services – 1.0%
3,173	Verizon Communications, Inc.	191,142

Electric Utilities – 1.4%
744	NextEra Energy, Inc.	173,962
1,702	Xcel Energy, Inc.	104,656

		278,618

Electrical Equipment – 1.2%
1,141	AMETEK, Inc.	112,970
652	Rockwell Automation, Inc.	127,688

		240,658

Electronic Equipment, Instruments & Components – 0.6%
1,219	Amphenol Corp., Class A	126,776

Entertainment – 2.1%
2,097	Activision Blizzard, Inc.	114,978
1,058	Electronic Arts, Inc.*	106,869
326	Netflix, Inc.*	102,579
638	Walt Disney Co. (The)	96,708

		421,134

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 3.2%
666	American Tower Corp. REIT	$ 142,544
418	AvalonBay Communities, Inc. REIT	89,623
1,106	Equity LifeStyle Properties, Inc. REIT	81,933
280	Essex Property Trust, Inc. REIT	87,410
553	Federal Realty Investment Trust REIT	73,035
2,478	Healthpeak Properties, Inc. REIT	86,433
592	Simon Property Group, Inc. REIT	89,516

		650,494

Food & Staples Retailing – 1.5%
2,145	US Foods Holding Corp.*	85,307
1,847	Walmart, Inc.	219,959

		305,266

Food Products – 1.2%
610	McCormick & Co., Inc.	103,243
2,680	Mondelez International, Inc., Class A	140,807

		244,050

Health Care Equipment & Supplies – 3.6%
395	Cooper Cos., Inc. (The)	123,671
1,230	Danaher Corp.	179,555
673	Edwards Lifesciences Corp.*	164,845
744	West Pharmaceutical Services, Inc.	109,390
968	Zimmer Biomet Holdings, Inc.	140,631

		718,092

Health Care Providers & Services – 3.0%
2,758	CVS Health Corp.	207,595
486	Humana, Inc.	165,838
731	Laboratory Corp. of America Holdings*	125,944
383	UnitedHealth Group, Inc.	107,190

		606,567

Hotels, Restaurants & Leisure – 1.5%
1,611	Las Vegas Sands Corp.	101,090
1,034	McDonald’s Corp.	201,093

		302,183

Shares	Description	Value

Common Stocks – (continued)
Household Products – 2.1%
1,326	Church & Dwight Co., Inc.	$ 93,138
2,652	Procter & Gamble Co. (The)	323,703

		416,841

Industrial Conglomerates – 2.3%
574	Carlisle Cos., Inc.	89,533
16,408	General Electric Co.	184,918
1,067	Honeywell International, Inc.	190,513

		464,964

Insurance – 2.4%
989	Allstate Corp. (The)	110,125
760	American Financial Group, Inc.	83,380
958	Globe Life, Inc.	98,444
1,713	Hartford Financial Services Group, Inc. (The)	105,966
521	Reinsurance Group of America, Inc.	86,205

		484,120

Interactive Media & Services – 5.6%
288	Alphabet, Inc., Class A*	375,578
237	Alphabet, Inc., Class C*	309,275
1,820	Facebook, Inc., Class A*	366,985
353	IAC/InterActiveCorp*	78,613

		1,130,451

Internet & Direct Marketing Retail – 2.8%
315	Amazon.com, Inc.*	567,252

IT Services – 6.5%
907	Accenture PLC, Class A	182,452
1,092	Fidelity National Information Services, Inc.	150,860
1,233	Fiserv, Inc.*	143,324
1,347	GoDaddy, Inc., Class A*	89,414
702	Mastercard, Inc., Class A	205,145
1,744	PayPal Holdings, Inc.*	188,369
1,827	Visa, Inc., Class A	337,100

		1,296,664

Life Sciences Tools & Services – 0.6%
1,585	Agilent Technologies, Inc.	128,020

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 1.7%
636	IDEX Corp.	$ 103,503
917	Ingersoll-Rand PLC	120,228
790	Stanley Black & Decker, Inc.	124,614

		348,345

Media – 1.2%
5,258	Comcast Corp., Class A	232,141

Multiline Retail – 0.6%
755	Dollar General Corp.	118,807

Multi-Utilities – 1.5%
1,191	Ameren Corp.	88,527
1,560	CMS Energy Corp.	95,628
759	Sempra Energy	111,778

		295,933

Oil, Gas & Consumable Fuels – 4.1%
1,251	Cheniere Energy, Inc.*	75,736
2,117	Chevron Corp.	247,964
1,195	Diamondback Energy, Inc.	92,421
1,695	EOG Resources, Inc.	120,176
2,149	Exxon Mobil Corp.	146,411
2,461	Marathon Petroleum Corp.	149,235

		831,943

Pharmaceuticals – 5.1%
2,393	AstraZeneca PLC ADR (United Kingdom)	116,013
3,888	Elanco Animal Health, Inc.*	107,737
1,677	Eli Lilly & Co.	196,796
2,917	Johnson & Johnson	401,058
819	Merck & Co., Inc.	71,400
2,028	Pfizer, Inc.	78,119
366	Zoetis, Inc.	44,110

		1,015,233

Road & Rail – 1.6%
1,854	CSX Corp.	132,635
1,056	Union Pacific Corp.	185,846

		318,481

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.0%
1,120	Analog Devices, Inc.	$ 126,504
1,582	Intel Corp.	91,835
3,828	Marvell Technology Group Ltd.	100,945
873	NXP Semiconductors NV (Netherlands)	100,901
1,567	Texas Instruments, Inc.	188,369

		608,554

Software – 7.6%
680	Adobe, Inc.*	210,480
1,454	Cadence Design Systems, Inc.*	102,144
1,031	Citrix Systems, Inc.	116,307
525	Intuit, Inc.	135,917
6,416	Microsoft Corp.	971,254

		1,536,102

Specialty Retail – 2.5%
390	Burlington Stores, Inc.*	87,750
858	Home Depot, Inc. (The)	189,198
234	O’Reilly Automotive, Inc.*	103,493
961	Ross Stores, Inc.	111,620

		492,061

Technology Hardware, Storage & Peripherals – 3.8%
2,868	Apple, Inc.	766,473

Textiles, Apparel & Luxury Goods – 1.3%
1,911	NIKE, Inc., Class B	178,659
932	PVH Corp.	90,367

		269,026

Tobacco – 0.9%
2,184	Philip Morris International, Inc.	181,119

Water Utilities – 0.5%
836	American Water Works Co., Inc.	101,181

Wireless Telecommunication Services – 0.5%
1,147	T-Mobile US, Inc.*	90,097

TOTAL COMMON STOCKS (Cost $14,868,181)		$20,077,130

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
41,710	1.613%	$ 41,710
(Cost $41,710)

TOTAL INVESTMENTS – 100.1% (Cost $14,909,891)		$20,118,840

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(13,389)

NET ASSETS – 100.0%		$20,105,451

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 3.1%
86,596	HEICO Corp.	$ 11,247,955
135,736	L3Harris Technologies, Inc.	27,295,152

		38,543,107

Banks – 0.5%
56,555	First Republic Bank	6,215,395

Biotechnology – 4.0%
205,665	Agios Pharmaceuticals, Inc.*	8,000,368
114,660	BioMarin Pharmaceutical, Inc.*	9,254,209
49,370	Exact Sciences Corp.*	3,999,464
70,309	Incyte Corp.*	6,620,295
257,971	Moderna, Inc.*	5,252,290
38,668	Neurocrine Biosciences, Inc.*	4,509,075
16,835	Sage Therapeutics, Inc.*	2,605,553
88,086	Sarepta Therapeutics, Inc.*	9,908,794

		50,150,048

Capital Markets – 3.3%
35,563	MarketAxess Holdings, Inc.	14,361,051
32,845	MSCI, Inc.	8,513,096
108,456	Northern Trust Corp.	11,630,821
53,900	T. Rowe Price Group, Inc.	6,659,884

		41,164,852

Chemicals – 0.7%
64,946	Celanese Corp.	8,155,269

Commercial Services & Supplies – 1.5%
73,716	Cintas Corp.	18,949,435

Communications Equipment – 0.9%
27,210	F5 Networks, Inc.*	3,964,769
45,498	Motorola Solutions, Inc.	7,611,815

		11,576,584

Construction Materials – 1.4%
65,589	Martin Marietta Materials, Inc.	17,604,088

Containers & Packaging – 1.7%
322,918	Ball Corp.	21,331,963

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – 1.7%
137,501	Bright Horizons Family Solutions, Inc.*	$ 20,696,651

Electrical Equipment – 3.4%
181,653	AMETEK, Inc.	17,985,463
125,190	Rockwell Automation, Inc.	24,517,210

		42,502,673

Electronic Equipment, Instruments & Components – 2.1%
158,872	Amphenol Corp., Class A	16,522,688
216,896	National Instruments Corp.	9,135,660

		25,658,348

Entertainment – 1.6%
48,525	Spotify Technology SA*	6,917,239
220,561	World Wrestling Entertainment, Inc., Class A	13,679,193

		20,596,432

Equity Real Estate Investment Trusts (REITs) – 3.2%
180,044	Equity LifeStyle Properties, Inc. REIT	13,337,659
112,934	SBA Communications Corp. REIT	26,705,503

		40,043,162

Food & Staples Retailing – 0.9%
337,061	Grocery Outlet Holding Corp.*	11,166,831

Food Products – 2.3%
118,769	Lamb Weston Holdings, Inc.	9,974,221
109,285	McCormick & Co., Inc.	18,496,486

		28,470,707

Health Care Equipment & Supplies – 7.2%
33,462	ABIOMED, Inc.*	6,564,575
35,137	Cooper Cos., Inc. (The)	11,001,043
25,546	Edwards Lifesciences Corp.*	6,257,237
78,546	IDEXX Laboratories, Inc.*	19,760,603
60,649	Teleflex, Inc.	21,429,718
58,718	West Pharmaceutical Services, Inc.	8,633,307
115,160	Zimmer Biomet Holdings, Inc.	16,730,445

		90,376,928

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.9%
299,969	Centene Corp.*	$ 18,139,126
68,348	Guardant Health, Inc.*	5,308,589

		23,447,715

Health Care Technology – 0.2%
20,199	Veeva Systems, Inc., Class A*	3,013,287

Hotels, Restaurants & Leisure – 2.9%
183,461	Choice Hotels International, Inc.	17,841,582
12,695	Domino’s Pizza, Inc.	3,736,138
78,978	Wingstop, Inc.	6,318,240
65,070	Wynn Resorts Ltd.	7,863,710

		35,759,670

Household Products – 1.2%
204,507	Church & Dwight Co., Inc.	14,364,572

Interactive Media & Services – 2.1%
63,419	IAC/InterActiveCorp*	14,123,412
450,116	Snap, Inc., Class A*	6,864,269
152,508	Twitter, Inc.*	4,714,022

		25,701,703

Internet & Direct Marketing Retail – 0.6%
12,428	MercadoLibre, Inc. (Argentina)*	7,215,448

IT Services – 8.7%
256,579	Black Knight, Inc.*	16,167,043
139,120	Fidelity National Information Services, Inc.	19,219,428
356,663	Fiserv, Inc.*	41,458,507
122,120	Global Payments, Inc.	22,115,932
59,336	Twilio, Inc., Class A*	6,128,222
29,297	Wix.com Ltd. (Israel)*	3,541,714

		108,630,846

Life Sciences Tools & Services – 2.4%
173,759	Adaptive Biotechnologies Corp. *(a)	4,724,507
80,436	Agilent Technologies, Inc.	6,496,816
31,241	Illumina, Inc.*	10,020,863
12,613	Mettler-Toledo International, Inc.*	9,073,918

		30,316,104

Shares	Description	Value

Common Stocks – (continued)
Machinery – 6.2%
226,680	Fortive Corp.	$ 16,359,496
114,871	IDEX Corp.	18,694,106
211,178	Ingersoll-Rand PLC	27,687,548
191,577	Xylem, Inc.	14,849,133

		77,590,283

Multiline Retail – 2.7%
212,378	Dollar General Corp.	33,419,802

Oil, Gas & Consumable Fuels – 1.7%
266,863	Cheniere Energy, Inc.*	16,155,886
65,274	Diamondback Energy, Inc.	5,048,291

		21,204,177

Personal Products – 0.4%
226,532	BellRing Brands, Inc., Class A*	4,537,436

Pharmaceuticals – 2.1%
247,061	Catalent, Inc.*	12,844,702
479,403	Elanco Animal Health, Inc.*	13,284,257

		26,128,959

Professional Services – 2.5%
121,009	TransUnion	10,444,287
144,961	Verisk Analytics, Inc.	21,378,848

		31,823,135

Road & Rail – 1.1%
71,870	Old Dominion Freight Line, Inc.	13,769,573

Semiconductors & Semiconductor Equipment – 5.3%
365,574	Advanced Micro Devices, Inc.*	14,312,222
57,403	Analog Devices, Inc.	6,483,669
676,523	Marvell Technology Group Ltd.	17,839,911
149,048	MKS Instruments, Inc.	15,840,821
28,845	Monolithic Power Systems, Inc.	4,634,815
81,937	Xilinx, Inc.	7,602,115

		66,713,553

Software – 8.9%
93,046	Anaplan, Inc.*	5,017,040
131,984	Atlassian Corp. PLC, Class A*	16,776,486

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
232,008	Cadence Design Systems, Inc.*	$ 16,298,562
64,520	Coupa Software, Inc.*	9,903,175
81,342	HubSpot, Inc.*	12,282,642
87,968	Palo Alto Networks, Inc.*	19,988,089
389,774	Slack Technologies, Inc., Class A*(a)	8,894,643
149,578	Splunk, Inc.*	22,320,029

		111,480,666

Specialty Retail – 5.9%
76,176	Burlington Stores, Inc.*	17,139,600
56,852	Five Below, Inc.*	7,033,161
56,771	O’Reilly Automotive, Inc.*	25,108,678
90,379	Ross Stores, Inc.	10,497,521
58,847	Ulta Beauty, Inc.*	13,761,959

		73,540,919

Textiles, Apparel & Luxury Goods – 2.4%
95,063	Lululemon Athletica, Inc.*	21,454,768
90,160	PVH Corp.	8,741,914

		30,196,682

TOTAL COMMON STOCKS (Cost $940,462,553)		$1,232,057,003

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,680,379	1.613%	$ 15,680,379
(Cost $15,680,379)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $956,142,932)		$1,247,737,382

Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,593,200	1.613%	$ 8,593,200
(Cost $8,593,200)

TOTAL INVESTMENTS – 100.7% (Cost $964,736,132)		$1,256,330,582

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(7,834,304)

NET ASSETS – 100.0%		$1,248,496,278

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 2.8%
897	Aerojet Rocketdyne Holdings, Inc.*	$ 39,648
454	AeroVironment, Inc.*	27,848
1,093	Kratos Defense & Security Solutions, Inc.*	19,740
375	Moog, Inc., Class A	32,201

		119,437

Banks – 2.3%
484	Ameris Bancorp	21,127
757	Glacier Bancorp, Inc.	33,194
390	Independent Bank Group, Inc.	22,476
538	WesBanco, Inc.	19,630

		96,427

Beverages – 0.9%
93	Boston Beer Co, Inc. (The), Class A*	35,742

Biotechnology – 7.8%
740	ACADIA Pharmaceuticals, Inc.*	33,515
468	Acceleron Pharma, Inc.*	22,913
721	Agios Pharmaceuticals, Inc.*	28,047
575	Allogene Therapeutics, Inc.*	16,203
1,019	Amarin Corp. PLC ADR (Ireland)*	21,674
3,166	Applied Genetic Technologies Corp.*	8,675
302	BioSpecifics Technologies Corp.*	16,610
257	Bluebird Bio, Inc.*	20,802
778	Castle Biosciences, Inc.*	20,951
868	Coherus Biosciences, Inc.*	15,615
533	Dicerna Pharmaceuticals, Inc.*	12,824
645	FibroGen, Inc.*	27,329
1,079	Halozyme Therapeutics, Inc.*	20,922
1,929	Stemline Therapeutics, Inc.*	20,621
529	Ultragenyx Pharmaceutical, Inc.*	20,975

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
565	Y-mAbs Therapeutics, Inc.*	$ 19,069

		326,745

Building Products – 2.1%
217	American Woodmark Corp.*	22,329
312	CSW Industrials, Inc.	23,035
478	Trex Co., Inc.*	41,137

		86,501

Capital Markets – 0.6%
542	Houlihan Lokey, Inc.	25,837

Chemicals – 3.7%
625	Ashland Global Holdings, Inc.	44,812
351	Balchem Corp.	34,970
504	Ingevity Corp.*	45,516
954	PolyOne Corp.	30,080

		155,378

Commercial Services & Supplies – 1.7%
649	Casella Waste Systems, Inc., Class A*	30,315
468	Tetra Tech, Inc.	41,319

		71,634

Communications Equipment – 1.9%
756	Ciena Corp.*	28,698
3,357	Viavi Solutions, Inc.*	50,422

		79,120

Construction & Engineering – 0.8%
610	Dycom Industries, Inc.*	31,750

Diversified Consumer Services – 1.2%
1,280	Chegg, Inc.*	49,626

Electrical Equipment – 1.9%
642	Allied Motion Technologies, Inc.	28,762
513	Generac Holdings, Inc.*	50,530

		79,292

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.7%
804	Badger Meter, Inc.	$ 49,848
111	Littelfuse, Inc.	20,137
469	Novanta, Inc.*	43,701

		113,686

Entertainment – 0.5%
314	World Wrestling Entertainment, Inc., Class A	19,474

Equity Real Estate Investment Trusts (REITs) – 1.9%
557	Ryman Hospitality Properties, Inc. REIT	49,701
492	Terreno Realty Corp. REIT	28,398

		78,099

Food & Staples Retailing – 0.5%
303	PriceSmart, Inc.	22,646

Food Products – 2.2%
442	Freshpet, Inc.*	23,753
930	Hain Celestial Group, Inc. (The)*	22,990
1,108	Nomad Foods Ltd. (United Kingdom)*	23,268
831	Simply Good Foods Co. (The)*	22,960

		92,971

Health Care Equipment & Supplies – 8.0%
1,065	Axonics Modulation Technologies, Inc.*	25,975
718	Envista Holdings Corp.*	20,190
513	Glaukos Corp.*	32,899
744	LivaNova PLC*	62,318
499	Neogen Corp.*	33,218
497	Nevro Corp.*	55,555
711	Shockwave Medical, Inc.*	27,843
741	Silk Road Medical, Inc.*	26,691
712	Tandem Diabetes Care, Inc.*	49,149

		333,838

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.0%
366	Guardant Health, Inc.*	$ 28,427
196	National Research Corp.	12,644

		41,071

Health Care Technology – 1.8%
446	Omnicell, Inc.*	35,676
483	Teladoc Health, Inc.*	40,446

		76,122

Hotels, Restaurants & Leisure – 4.4%
599	Choice Hotels International, Inc.	58,253
158	Churchill Downs, Inc.	20,541
213	Jack in the Box, Inc.	16,889
450	Papa John’s International, Inc.	28,476
354	Shake Shack, Inc., Class A*	21,941
497	Wingstop, Inc.	39,760

		185,860

Household Durables – 0.6%
543	M/I Homes, Inc.*	24,039

Household Products – 0.9%
192	WD-40 Co.	37,077

Insurance – 1.6%
299	Kinsale Capital Group, Inc.	30,277
275	Primerica, Inc.	36,806

		67,083

Internet & Direct Marketing Retail – 0.8%
889	RealReal, Inc. (The)*	15,291
1,013	Revolve Group, Inc.*	16,329

		31,620

IT Services – 3.0%
448	ManTech International Corp., Class A	34,756
875	Perficient, Inc.*	36,995
389	Science Applications International Corp.	33,201

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
1,457	Verra Mobility Corp.*	$ 21,811

		126,763

Leisure Products – 1.9%
823	Brunswick Corp.	48,368
942	YETI Holdings, Inc.*	29,974

		78,342

Life Sciences Tools & Services – 6.0%
374	10X Genomics, Inc., Class A*	24,269
733	Adaptive Biotechnologies Corp.*	19,930
4,343	Pacific Biosciences of California, Inc.*	22,323
1,644	QIAGEN NV.*	70,363
1,176	Quanterix Corp.*	29,788
684	Repligen Corp.*	60,705
425	Syneos Health, Inc.*	23,337

		250,715

Machinery – 9.3%
1,973	Colfax Corp.*	66,490
1,573	Evoqua Water Technologies Corp.*	29,793
877	Federal Signal Corp.	28,888
635	Franklin Electric Co., Inc.	35,224
767	Gardner Denver Holdings, Inc.*	25,978
877	Hillenbrand, Inc.	27,731
351	John Bean Technologies Corp.	38,452
235	RBC Bearings, Inc.*	38,982
289	Standex International Corp.	22,305
370	Watts Water Technologies, Inc., Class A	35,875
2,410	Welbilt, Inc.*	40,223

		389,941

Multiline Retail – 0.5%
347	Ollie’s Bargain Outlet Holdings, Inc.*	22,694

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 1.2%
1,234	BellRing Brands, Inc., Class A*	$ 24,717
1,659	elf Beauty, Inc.*	27,490

		52,207

Pharmaceuticals – 2.7%
1,103	Aerie Pharmaceuticals, Inc.*	20,946
204	GW Pharmaceuticals PLC ADR (United Kingdom)*	20,831
1,528	Intra-Cellular Therapies, Inc.*	14,837
2,324	Provention Bio, Inc.*	23,147
1,620	Theravance Biopharma, Inc.*	35,251

		115,012

Real Estate Management & Development – 0.8%
1,628	Cushman & Wakefield PLC*	31,567

Semiconductors & Semiconductor Equipment – 5.3%
660	Entegris, Inc.	31,231
762	Inphi Corp.*	53,058
415	MKS Instruments, Inc.	44,106
152	Monolithic Power Systems, Inc.	24,423
665	Semtech Corp.*	32,226
363	Silicon Laboratories, Inc.*	38,453

		223,497

Software – 10.0%
888	ACI Worldwide, Inc.*	33,300
271	Alteryx, Inc., Class A*	30,767
539	Blackline, Inc.*	29,009
1,374	Cloudflare, Inc., Class A*	26,766
217	HubSpot, Inc.*	32,767
734	Medallia, Inc.*	22,284
391	Paylocity Holding Corp.*	47,827
1,754	Ping Identity Holding Corp.*	39,342
1,361	Pluralsight, Inc., Class A*	23,123
277	Qualys, Inc.*	24,240
2,061	SailPoint Technologies Holding, Inc.*	51,587

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
708	Smartsheet, Inc., Class A*	$ 33,580
1,453	SVMK, Inc.*	24,803

		419,395

Specialty Retail – 1.3%
588	Floor & Decor Holdings, Inc., Class A*	28,230
136	RH*	27,960

		56,190

Textiles, Apparel & Luxury Goods – 0.8%
830	Steven Madden Ltd.	35,250

Thrifts & Mortgage Finance – 0.7%
927	NMI Holdings, Inc., Class A*	31,119

Trading Companies & Distributors – 1.1%
502	SiteOne Landscape Supply, Inc.*	44,558

TOTAL INVESTMENTS – 99.2% (Cost $3,960,153)		$4,158,325

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		34,452

NET ASSETS – 100.0%		$4,192,777

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Aerospace & Defense – 5.0%
508,330	Aerojet Rocketdyne Holdings, Inc.*	$ 22,468,186
118,247	HEICO Corp., Class A	11,876,728
199,751	Hexcel Corp.	15,906,172
81,313	Huntington Ingalls Industries, Inc.	20,464,043
87,024	Teledyne Technologies, Inc.*	29,761,338

		100,476,467

Banks – 1.1%
96,352	First Republic Bank	10,589,085
256,288	Glacier Bancorp, Inc.	11,238,229

		21,827,314

Biotechnology – 10.5%
265,505	ACADIA Pharmaceuticals, Inc.*	12,024,721
452,544	Agios Pharmaceuticals, Inc.*	17,603,962
366,533	Alector, Inc.*(a)	6,832,175
625,288	Amarin Corp. PLC ADR (Ireland)*(a)	13,299,876
334,415	Atreca, Inc., Class A*	3,324,085
85,991	BioSpecifics Technologies Corp.*	4,729,505
133,549	Bluebird Bio, Inc.*	10,809,456
264,826	Castle Biosciences, Inc.*(a)	7,131,764
545,138	Centogene NV (Germany)*	7,070,440
1,071,679	Exelixis, Inc.*	17,822,022
158,747	Incyte Corp.*	14,947,618
498,538	Moderna, Inc.*	10,150,234
148,294	Neurocrine Biosciences, Inc.*	17,292,563
1,733,699	Rigel Pharmaceuticals, Inc.*	3,883,486
65,760	Sage Therapeutics, Inc.*	10,177,675
168,031	Sarepta Therapeutics, Inc.*	18,901,807
1,171,040	Stemline Therapeutics, Inc.*	12,518,418
434,858	Synthorx, Inc.*(a)	7,783,958
361,427	Y-mAbs Therapeutics, Inc.*	12,198,161

		208,501,926

Building Products – 2.3%
274,633	Allegion PLC	32,964,199

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
190,645	Fortune Brands Home & Security, Inc.	$ 12,060,203

		45,024,402

Capital Markets – 3.4%
170,092	Cboe Global Markets, Inc.	20,223,939
263,398	Evercore, Inc., Class A	20,381,737
37,330	MarketAxess Holdings, Inc.	15,074,601
48,816	MSCI, Inc.	12,652,619

		68,332,896

Chemicals – 3.1%
332,005	Ashland Global Holdings, Inc.	23,804,758
107,701	Ingevity Corp.*	9,726,477
388,353	RPM International, Inc.	28,633,267

		62,164,502

Commercial Services & Supplies – 0.4%
232,407	Rollins, Inc.	8,331,791

Communications Equipment – 1.7%
224,249	Lumentum Holdings, Inc.*	16,518,182
1,100,364	Viavi Solutions, Inc.*	16,527,467

		33,045,649

Containers & Packaging – 1.1%
173,186	Avery Dennison Corp.	22,578,259

Diversified Consumer Services – 1.8%
239,615	Bright Horizons Family Solutions, Inc.*	36,066,850

Electronic Equipment, Instruments & Components – 5.0%
371,487	Badger Meter, Inc.	23,032,194
188,506	Keysight Technologies, Inc.*	20,175,797
342,355	Novanta, Inc.*	31,900,639
96,374	Zebra Technologies Corp., Class A*	24,184,092

		99,292,722

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 0.9%
152,368	Take-Two Interactive Software, Inc.*	$ 18,489,857

Equity Real Estate Investment Trusts (REITs) – 3.5%
361,930	Equity LifeStyle Properties, Inc. REIT	26,811,774
179,199	Ryman Hospitality Properties, Inc. REIT	15,989,927
56,870	SBA Communications Corp. REIT	13,448,049
220,763	Terreno Realty Corp. REIT	12,742,440

		68,992,190

Food Products – 0.9%
35,418	Beyond Meat, Inc.*(a)	2,938,277
168,543	Lamb Weston Holdings, Inc.	14,154,241

		17,092,518

Health Care Equipment & Supplies – 8.7%
65,479	Cooper Cos., Inc. (The)	20,500,820
107,237	DexCom, Inc.*	24,376,042
168,874	Glaukos Corp.*	10,829,890
201,314	Neogen Corp.*	13,401,473
174,556	Nevro Corp.*	19,511,870
44,338	SI-BONE, Inc.*	788,773
144,892	Silk Road Medical, Inc.*	5,219,010
216,407	Tandem Diabetes Care, Inc.*	14,938,575
85,394	Teleflex, Inc.	30,173,116
230,100	West Pharmaceutical Services, Inc.	33,831,603

		173,571,172

Health Care Providers & Services – 1.8%
225,267	Guardant Health, Inc.*	17,496,488
143,251	Molina Healthcare, Inc.*	19,410,510

		36,906,998

Health Care Technology – 0.7%
161,110	Teladoc Health, Inc.*(a)	13,491,351

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 7.0%
264,608	Choice Hotels International, Inc.	$ 25,733,128
101,794	Domino’s Pizza, Inc.	29,957,974
313,034	Dunkin’ Brands Group, Inc.	23,962,753
219,524	Planet Fitness, Inc., Class A*	16,227,214
104,223	Vail Resorts, Inc.	25,291,795
231,224	Wingstop, Inc.	18,497,920

		139,670,784

Interactive Media & Services – 0.7%
65,461	IAC/InterActiveCorp*	14,578,165

IT Services – 4.7%
334,103	Black Knight, Inc.*	21,051,830
469,605	Booz Allen Hamilton Holding Corp.	34,168,460
95,306	Euronet Worldwide, Inc.*	14,981,150
186,991	Okta, Inc.*	24,267,692

		94,469,132

Life Sciences Tools & Services – 3.2%
91,054	10X Genomics, Inc., Class A*	5,908,494
98,341	Bio-Techne Corp.	21,462,923
384,325	PerkinElmer, Inc.	35,703,793

		63,075,210

Machinery – 6.6%
860,304	Colfax Corp.*	28,992,245
369,836	Hillenbrand, Inc.	11,694,214
121,428	IDEX Corp.	19,761,193
103,228	John Bean Technologies Corp.	11,308,627
97,160	RBC Bearings, Inc.*	16,116,901
157,398	Standex International Corp.	12,147,978
923,897	Welbilt, Inc.*	15,419,841
199,248	Xylem, Inc.	15,443,712

		130,884,711

Personal Products – 0.6%
556,946	BellRing Brands, Inc., Class A*	11,155,628

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 1.0%
466,644	Elanco Animal Health, Inc.*	$ 12,930,705
64,358	GW Pharmaceuticals PLC ADR (United Kingdom)*(a)	6,571,596

		19,502,301

Road & Rail – 0.6%
63,126	Old Dominion Freight Line, Inc.	12,094,310

Semiconductors & Semiconductor Equipment – 5.6%
606,052	Entegris, Inc.	28,678,381
1,004,100	Marvell Technology Group Ltd.	26,478,117
174,998	MKS Instruments, Inc.	18,598,787
119,239	Monolithic Power Systems, Inc.	19,159,323
306,399	Teradyne, Inc.	19,177,513

		112,092,121

Software – 12.6%
113,833	Alteryx, Inc., Class A*	12,923,460
338,922	Anaplan, Inc.*	18,274,674
434,002	Cloudflare, Inc., Class A*	8,454,359
138,009	Coupa Software, Inc.*	21,183,001
320,749	DocuSign, Inc.*	22,840,536
133,929	Elastic NV*	10,635,302
116,999	HubSpot, Inc.*	17,666,849
75,313	Paycom Software, Inc.*	20,847,392
125,393	Proofpoint, Inc.*	14,882,895
104,088	RingCentral, Inc., Class A*	17,952,057
202,658	Splunk, Inc.*	30,240,627
48,155	Trade Desk, Inc. (The), Class A*	12,681,138
61,215	Tyler Technologies, Inc.*	17,762,757
316,024	Zendesk, Inc.*	24,965,896

		251,310,943

Specialty Retail – 3.9%
182,165	Burlington Stores, Inc.*	40,987,125
177,329	Five Below, Inc.*	21,937,371

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
322,441	Floor & Decor Holdings, Inc., Class A*	$ 15,480,392

		78,404,888

Textiles, Apparel & Luxury Goods – 0.5%
111,569	Columbia Sportswear Co.	10,320,133

Trading Companies & Distributors – 0.8%
185,015	SiteOne Landscape Supply, Inc.*	16,421,931

TOTAL COMMON STOCKS (Cost $1,588,490,912)		$1,988,167,121

Shares	Dividend Rate	Value

Investment Company – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,717,732	1.613%	$ 14,717,732
(Cost $14,717,732)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,603,208,644)		$2,002,884,853

Securities Lending Reinvestment Vehicle – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,553,404	1.613%	$ 15,553,404
(Cost $15,553,404)

TOTAL INVESTMENTS – 101.2% (Cost $1,618,762,048)		$2,018,438,257

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(24,787,820)

NET ASSETS – 100.0%		$1,993,650,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Aerospace & Defense – 2.6%
5,967	Boeing Co. (The)	$ 2,184,996
6,071	Northrop Grumman Corp.	2,135,596

		4,320,592

Auto Components – 0.6%
11,175	Aptiv PLC	1,049,109

Banks – 0.7%
10,861	First Republic Bank	1,193,624

Beverages – 2.6%
44,760	Coca-Cola Co. (The)	2,390,184
32,283	Monster Beverage Corp.*	1,931,169

		4,321,353

Biotechnology – 4.7%
35,869	AbbVie, Inc.	3,146,787
16,104	Agios Pharmaceuticals, Inc.*	626,446
6,444	Alexion Pharmaceuticals, Inc.*	734,229
11,670	BioMarin Pharmaceutical, Inc.*	941,886
8,232	Incyte Corp.*	775,125
2,215	Sage Therapeutics, Inc.*	342,816
9,824	Sarepta Therapeutics, Inc.*	1,105,102

		7,672,391

Capital Markets – 1.8%
8,417	Cboe Global Markets, Inc.	1,000,781
13,706	Intercontinental Exchange, Inc.	1,290,694
6,312	Northern Trust Corp.	676,899

		2,968,374

Chemicals – 3.0%
8,513	Corteva, Inc.	221,508
11,143	DuPont de Nemours, Inc.	722,178
7,968	Ecolab, Inc.	1,487,387
6,645	Linde PLC (United Kingdom)	1,370,265
1,947	Sherwin-Williams Co. (The)	1,135,354

		4,936,692

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 1.8%
65,926	Cisco Systems, Inc.	$ 2,987,107

Construction Materials – 0.5%
3,022	Martin Marietta Materials, Inc.	811,105

Electronic Equipment, Instruments & Components – 1.2%
18,895	Amphenol Corp., Class A	1,965,080

Entertainment – 1.0%
15,410	Electronic Arts, Inc.*	1,556,564

Equity Real Estate Investment Trusts (REITs) – 1.9%
8,492	American Tower Corp. REIT	1,817,543
2,381	Equinix, Inc. REIT	1,349,670

		3,167,213

Food & Staples Retailing – 1.0%
14,169	Walmart, Inc.	1,687,386

Food Products – 1.2%
5,790	McCormick & Co., Inc.	979,958
18,713	Mondelez International, Inc., Class A	983,181

		1,963,139

Health Care Equipment & Supplies – 5.5%
2,675	ABIOMED, Inc.*	524,782
66,569	Boston Scientific Corp.*	2,879,109
10,341	Danaher Corp.	1,509,579
4,194	Edwards Lifesciences Corp.*	1,027,278
3,554	Intuitive Surgical, Inc.*	2,107,167
6,588	West Pharmaceutical Services, Inc.	968,634

		9,016,549

Health Care Providers & Services – 2.5%
5,236	Guardant Health, Inc.*	406,680
7,575	Humana, Inc.	2,584,817
4,115	UnitedHealth Group, Inc.	1,151,665

		4,143,162

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.9%
14,635	Dunkin’ Brands Group, Inc.	$ 1,120,309
10,516	McDonald’s Corp.	2,045,152

		3,165,461

Household Products – 0.6%
14,797	Colgate-Palmolive Co.	1,003,533

Industrial Conglomerates – 1.4%
12,615	Honeywell International, Inc.	2,252,408

Insurance – 0.3%
407	Markel Corp.*	462,169

Interactive Media & Services – 10.2%
4,288	Alphabet, Inc., Class A*	5,591,938
3,244	Alphabet, Inc., Class C*	4,233,290
34,710	Facebook, Inc., Class A*	6,998,925

		16,824,153

Internet & Direct Marketing Retail – 4.2%
3,825	Amazon.com, Inc.*	6,888,060

IT Services – 8.3%
11,280	Accenture PLC, Class A	2,269,085
12,551	Fidelity National Information Services, Inc.	1,733,921
15,823	Mastercard, Inc., Class A	4,623,955
27,750	Visa, Inc., Class A	5,120,152

		13,747,113

Life Sciences Tools & Services – 1.6%
11,879	Adaptive Biotechnologies Corp.*(a)	322,990
7,040	Illumina, Inc.*	2,258,150

		2,581,140

Machinery – 1.1%
7,729	Deere & Co.	1,298,859
3,342	Stanley Black & Decker, Inc.	527,167

		1,826,026

Media – 0.8%
29,336	Comcast Corp., Class A	1,295,184

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 0.7%
18,784	Cheniere Energy, Inc.*	$ 1,137,183

Pharmaceuticals – 3.1%
37,208	AstraZeneca PLC ADR (United Kingdom)	1,803,844
44,356	Elanco Animal Health, Inc.*	1,229,105
18,293	Eli Lilly & Co.	2,146,683

		5,179,632

Professional Services – 0.5%
5,898	Verisk Analytics, Inc.	869,837

Road & Rail – 3.2%
24,082	CSX Corp.	1,722,826
10,130	Lyft, Inc., Class A*	496,167
17,125	Union Pacific Corp.	3,013,829

		5,232,822

Semiconductors & Semiconductor Equipment – 4.2%
7,262	Analog Devices, Inc.	820,243
36,181	Marvell Technology Group Ltd.	954,093
14,938	NVIDIA Corp.	3,237,662
14,499	NXP Semiconductors NV (Netherlands)	1,675,794
2,524	Texas Instruments, Inc.	303,410

		6,991,202

Software – 13.6%
10,496	Adobe, Inc.*	3,248,827
5,311	Atlassian Corp. PLC, Class A*	675,081
6,974	Intuit, Inc.	1,805,499
75,058	Microsoft Corp.	11,362,280
13,786	salesforce.com, Inc.*	2,245,601
3,435	ServiceNow, Inc.*	972,242
30,356	Slack Technologies, Inc., Class A*(a)	692,724
7,863	Workday, Inc., Class A*	1,408,421

		22,410,675

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 1.8%
16,186	Ross Stores, Inc.	$ 1,880,004
4,519	Ulta Beauty, Inc.*	1,056,813

		2,936,817

Technology Hardware, Storage & Peripherals – 7.0%
43,195	Apple, Inc.	11,543,864

Textiles, Apparel & Luxury Goods – 2.9%
32,594	NIKE, Inc., Class B	3,047,213
18,440	PVH Corp.	1,787,943

		4,835,156

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $90,949,204)		$164,941,875

Securities Lending Reinvestment Vehicle – 0.6% (b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
974,374	1.613%	$ 974,374
(Cost $974,374)

TOTAL INVESTMENTS – 100.6% (Cost $91,923,578)		$165,916,249

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(912,794)

NET ASSETS – 100.0%		$165,003,455

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Communications Equipment – 3.2%
349,518	Cisco Systems, Inc.	$15,836,661

Electronic Equipment, Instruments & Components – 3.8%
179,014	Amphenol Corp., Class A	18,617,456

Entertainment – 2.8%
159,051	Activision Blizzard, Inc.	8,720,766
17,012	Netflix, Inc.*	5,352,996

		14,073,762

Equity Real Estate Investment Trusts (REITs) – 4.7%
58,574	American Tower Corp. REIT	12,536,593
18,910	Equinix, Inc. REIT	10,719,134

		23,255,727

Interactive Media & Services – 13.3%
16,415	Alphabet, Inc., Class A*	21,406,637
17,729	Alphabet, Inc., Class C*	23,135,636
106,428	Facebook, Inc., Class A*	21,460,142

		66,002,415

Internet & Direct Marketing Retail – 9.9%
34,353	Alibaba Group Holding Ltd. ADR (China)*	6,870,600
23,398	Amazon.com, Inc.*	42,135,118

		49,005,718

IT Services – 15.6%
59,341	Accenture PLC, Class A	11,937,036
116,454	Fidelity National Information Services, Inc.	16,088,120
78,835	Fiserv, Inc.*	9,163,780
17,588	Mastercard, Inc., Class A	5,139,741
103,535	PayPal Holdings, Inc.*	11,182,815
127,723	Visa, Inc., Class A	23,566,171

		77,077,663

Life Sciences Tools & Services – 1.0%
15,253	Illumina, Inc.*	4,892,552

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 12.1%
65,145	Analog Devices, Inc.	$ 7,358,128
20,369	Lam Research Corp.	5,435,060
495,966	Marvell Technology Group Ltd.	13,078,624
40,965	NVIDIA Corp.	8,878,754
87,457	NXP Semiconductors NV (Netherlands)	10,108,280
127,323	Texas Instruments, Inc.	15,305,498

		60,164,344

Software – 27.0%
63,171	Adobe, Inc.*	19,553,320
85,413	Atlassian Corp. PLC, Class A*	10,856,847
110,979	Citrix Systems, Inc.	12,519,541
34,353	HubSpot, Inc.*	5,187,303
37,518	Intuit, Inc.	9,713,035
301,211	Microsoft Corp.	45,597,321
21,565	Palo Alto Networks, Inc.*	4,899,999
19,814	ServiceNow, Inc.*	5,608,155
178,639	Slack Technologies, Inc., Class A*(a)	4,076,542
70,920	Splunk, Inc.*	10,582,682
27,834	Workday, Inc., Class A*	4,985,626

		133,580,371

Technology Hardware, Storage & Peripherals – 4.3%
79,224	Apple, Inc.	21,172,614

TOTAL COMMON STOCKS (Cost $251,486,750)		$483,679,283

Shares	Dividend Rate	Value

Investment Company – 2.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,026,532	1.613%	$ 11,026,532
(Cost $11,026,532)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $262,513,282)		$494,705,815

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,920,775	1.613%	$ 3,920,775
(Cost $3,920,775)

TOTAL INVESTMENTS – 100.7% (Cost $266,434,057)		$498,626,590

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(3,741,460)

NET ASSETS – 100.0%		$494,885,130

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Capital Growth, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth and Technology Opportunities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2019:

BLUE CHIP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$318,077	$—	$—
North America	11,784,677	—	—

Total	$12,102,754	$—	$—

CAPITAL GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$23,792,456	$—	$—
North America	888,476,487	—	—
Investment Company	4,105,230	—	—
Securities Lending Reinvestment Vehicle	4,209,587	—	—

Total	$920,583,760	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$9,355,327	$—	$—
North America	146,807,185	—	—
Investment Company	923,170	—	—

Total	$157,085,682	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$440,884	$—	$—
North America	19,636,246	—	—
Investment Company	41,710	—	—

Total	$20,118,840	$—	$—

GROWTH OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,541,714	$—	$—
North America	1,221,299,841	—	—
South America	7,215,448	—	—
Investment Company	15,680,379	—	—
Securities Lending Reinvestment Vehicle	8,593,200	—	—

Total	$1,256,330,582	$—	$—

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$65,773	$—	$—
North America	4,092,552	—	—

Total	$4,158,325	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$26,941,912	$—	$—
North America	1,961,225,209	—	—
Investment Company	14,717,732	—	—
Securities Lending Reinvestment Vehicle	15,553,404	—	—

Total	$2,018,438,257	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,849,903	$—	$—
North America	160,091,972	—	—
Securities Lending Reinvestment Vehicle	974,374	—	—

Total	$165,916,249	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,870,600	$—	$—
Europe	10,108,280	—	—
North America	466,700,403	—	—
Investment Company	11,026,532	—	—
Securities Lending Reinvestment Vehicle	3,920,775	—	—

Total	$498,626,590	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.